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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-101487
                                                                 811-08810

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE
           WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS
                               DATED MAY 3, 2004

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This Supplement replaces the Supplement dated December 16, 2004.

The language in the Supplement dated December 16, 2004, is hereby deleted in its entirety.

Dated: January 12, 2005


                Please keep this Supplement with your Prospectus


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